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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ];  Amendment Number:
   This Amendment (Check only one.):   [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Hawkins Capital, L.P.
Address:     717 Texas Ave., Suite 3001
             Houston, Texas  77002

Form 13F File Number:  028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Russell Hawkins
Title:       Manager
Phone:       713-238-2050

Signature, Place, and Date of Signing:

     /s/ Russell Hawkins              Houston, Texas              May 4, 2011
        [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     $999,563 (thousands)

List of Other Included Managers:

None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD NEW (SWITZERLAND)      COM              h0023r105    75879  1172782 SH       Sole                  1172782
ALLEGHANY CORP DEL COM         COM              017175100     3684    11132 SH       Sole                    11132
AMGEN INC                      COM              031162100    16035   300000 SH       Sole                   300000
AON CORPORATIONCMN             COM              037389103    63573  1200400 SH       Sole                  1200400
AUTOMATIC DATA PROC            COM              053015103   102620  2000000 SH       Sole                  2000000
CHUBB CORP                     COM              171232101   122620  2000000 SH       Sole                  2000000
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    31035   407173 SH       Sole                   407173
EXXON MOBIL CORP               COM              30231g102    16826   200000 SH       Sole                   200000
INTEL CORP                     COM              458140100    80720  4000000 SH       Sole                  4000000
JOHNSON & JOHNSON              COM              478160104    38512   650000 SH       Sole                   650000
OAKTREE CAP GROUP LLC UNIT CL  COM                          125250  3000000 SH       Sole                  3000000
PHILIP MORRIS INTL INC COM     COM              718172109   116165  1770000 SH       Sole                  1770000
ROYAL DUTCH SHELL PLC SPON ADR COM              780259107   161128  2200000 SH       Sole                  2200000
SOUTHWEST AIRLINES CO          COM              844741108    15787  1250000 SH       Sole                  1250000
UNITED PARCEL SERVICE CL B     COM              911312106    29728   400000 SH       Sole                   400000